Taxes (Details Narrative) - USD ($)		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Tax savings		$ 8,847,998	$ 6,402,621	$ 0
Basic earnings per shares		$ 0.3	$ 0.03	$ 0
Diluted earnings per shares		$ 0.3	$ 0.03	$ 0
Allowance for doubtful accounts		$ 35,000,000	$ 26,000,000	$ 29,000,000
Deferred tax assets		0	0	0
Uncertain tax positions		$ 0	$ 0	$ 0
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax rate		16.50%
Chinese VAT [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	16.00%
Chinese VAT 1 [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	13.00%
Chinese V A T 2 [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate	6.00%